RELATED PARTIES - Amounts transacted in the year (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
RELATED PARTIES
Expenses (income)	R$ 82,788	R$ 90,004
Controlling Shareholders
RELATED PARTIES
Expenses (income)	(5,945)	(12,723)
Suzano Holding S.A.
RELATED PARTIES
Expenses (income)	(5,945)	(12,723)
Related Party Transactions With Suzano Group And Related Parties [Member]
RELATED PARTIES
Expenses (income)	88,733	102,727
Bexma | Reimbursement for expenses
RELATED PARTIES
Expenses (income)	11	10
Bizma | Reimbursement for expenses
RELATED PARTIES
Expenses (income)	10
Ecofuturo | Social services
RELATED PARTIES
Expenses (income)	(5,272)	(4,184)
Ibema | Sale of pulp
RELATED PARTIES
Expenses (income)	111,325	107,252
Ibema | Purchase of products
RELATED PARTIES
Expenses (income)	(7,744)	16
IPLF | Reimbursement for expenses
RELATED PARTIES
Expenses (income)	4	4
Lazam-MDS | Sale of paper
RELATED PARTIES
Expenses (income)	7	(31)
Mabex | Aircraft services (freight)
RELATED PARTIES
Expenses (income)	(100)	(390)
Management | Reimbursement for expenses
RELATED PARTIES
Expenses (income)	(9,178)	541
Nemonorte | Real estate advisory
RELATED PARTIES
Expenses (income)	R$ (330)	R$ (491)